Income taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized deferred income tax asset, opening balance	$ 7,137,796	$ 6,795,246	$ 7,586,074
Net operating loss carryforward from the year	560,461	548,881	464,058
True up of prior year balances	(164,702)	56,333	(671,947)
Net operating loss carryforward expired	(273,899)	(262,664)	(582,939)
Unrecognized deferred income tax asset, ending balance	$ 7,259,656	$ 7,137,796	$ 6,795,246